Basic and diluted loss per share	12 Months Ended
Dec. 31, 2022
Basic And Diluted Earnings Per Share1 [Abstract]
Basic and diluted loss per share

19. Basic and diluted loss per share

Basic and diluted loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of issued and outstanding ordinary shares during the year.

All of the Company’s potential dilutive securities have been excluded from the computation of diluted net loss per share attributable to ordinary stockholders as the effect of including them would be antidilutive.

Outstanding options are not included in the calculation of diluted earnings per share because they are antidilutive in 2022, 2021 and 2020.

Basic and diluted loss per share

	December 31,	December 31,	December 31,
	2022	2021	2020
	€	€	€
Net Loss	(76,332,557)	(42,700,486)	(25,990,069)
Weighted average number of ordinary shares outstanding	33,585,976	30,411,902	4,850,000
Basic and diluted loss per share	(2.27)	(1.40)	(5.36)